Consolidated Cash Flow Statements - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Operating activities
Net profit/(loss) for the period	€ (94,626)	€ (131,035)
Reversal of finance income	(28,854)	(3,575)
Reversal of finance expenses	44,786	77,161
Reversal of (gain)/loss on disposal of property, plant and equipment	0	(91)
Reversal of income taxes	1,061	2,508
Adjustments for non-cash items:
Non-cash consideration relating to revenue	(1,402)	(24,770)
Share of (profit)/loss of associates	(26,579)	5,796
Share-based payment	25,558	17,281
Depreciation	4,426	4,359
Impairment of property, plant and equipment	7,508	0
Amortization	119	118
Changes in working capital:
Inventories	2,538	(23,750)
Receivables	98,032	(11,286)
Prepayments	(5,521)	(3,904)
Contract liabilities	(4,054)	(950)
Trade payables, accrued expenses and other liabilities	(40,767)	(19,025)
Provisions	260	7,076
Cash flows generated from/(used in) operations	(17,515)	(104,087)
Finance income received	4,208	3,588
Finance expenses paid	(954)	(877)
Income taxes received/(paid)	(52)	(206)
Cash flows from/(used in) operating activities	(14,313)	(101,582)
Investing activities
Acquisition of intangible assets and property, plant and equipment	(703)	(199)
Settlement of marketable securities	0	7,354
Cash flows from/(used in) investing activities	(703)	7,155
Financing activities
Repayment of borrowings	(3,066)	(2,786)
Proceeds from exercise of warrants	13,834	21,209
Acquisition of treasury shares, net of transaction costs	(17,396)
Payment of withholding taxes under stock incentive programs	(11,396)
Cash flows from/(used in) financing activities	(18,024)	18,423
Increase/(decrease) in cash and cash equivalents	(33,040)	(76,004)
Cash and cash equivalents at January 1	559,543	392,164
Effect of exchange rate changes on balances held in foreign currencies	(8,580)	4,079
Bank deposits	517,923	320,239
Cash and cash equivalents at March 31	€ 517,923	€ 320,239